TAXES ON INCOME (Schedule of Taxes on Income Expenses by Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense (benefit) by jurisdiction:
Domestic			$ (1,268)
Foreign	(204)	115	53
Total	$ (204)	$ 115	$ (1,215)